Summary of the main changes during the fiscal year: (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Balance beginning	R$ 7,288
Additions	8,800
Write-offs	(13,761)
Balance ending	R$ 2,327